Business Combinations - Summary of Fair Value of Purchase Consideration Transferred (Parenthetical) (Detail) - AxoBio [Member]	Aug. 09, 2023 shares
Series A Convertible Voting Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued at acquisition	4,243
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued at acquisition	3,845,337